Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	120,000,000	73,000,000
Common stock, shares, issued	28,420,511	1,504,947
Common stock, shares, outstanding	28,393,845	1,478,281
Treasury stock, shares	26,666	26,666
Series C Redeemable Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	17,000,000
Preferred stock, shares issued	0	5,609,398
Preferred stock, shares outstanding	0	5,609,398
Preferred stock, liquidation preference, value		$ 51,673
Series B Redeemable Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	23,000,000
Preferred stock, shares issued	0	7,642,734
Preferred stock, shares outstanding	0	7,642,734
Preferred stock, liquidation preference, value		$ 35,722
Series A Redeemable Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	14,996,692
Preferred stock, shares issued	0	4,998,895
Preferred stock, shares outstanding	0	4,998,895
Preferred stock, liquidation preference, value		$ 14,431
Series 1 Redeemable Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	2,112,025
Preferred stock, shares issued	0	682,026
Preferred stock, shares outstanding	0	682,026
Preferred stock, liquidation preference, value		$ 931